(Columbia International Bond Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia International Bond Fund
(the "Fund")

Supplement dated June 18, 2012 to the Fund's prospectuses
dated October 1, 2011 and June 18, 2012, as supplemented

(Replaces supplement dated March 13, 2012)

PRINCIPAL INVESTMENT STRATEGIES

The description of the Fund's principal investment strategies has been restated. Accordingly, the Fund's prospectuses will be revised as described below.

Effective immediately, the section of each prospectus of the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities.

The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The average portfolio duration will vary, based on the forecast for interest rates by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager).

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade government or corporate debt obligations, including money market instruments, of issuers located in at least three foreign countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (junk bonds).

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund's investments. The Fund also may invest in private placements.

In addition, the Investment Manager may use futures (including index and currency futures) in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure, or to increase investment flexibility (including using the derivative as a substitute for the purchase or sale of an underlying security, currency, commodity or other instrument).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Performance Information

Effective July 1, 2012, the Fund will compare its returns to a secondary benchmark. The additional benchmark will be a custom composite, consisting of three weighted component indices. Accordingly, the Fund's prospectuses will be revised as described below.

Effective July 1, 2012, the paragraph under the headings "Average Annual Total Return as of December 31, 2010," (for the prospectuses dated October 1, 2011) and "Average Annual Total Return as of December 31, 2011," (for the prospectus dated June 18, 2012) in the section of each of the Fund's prospectuses entitled "Columbia International Bond Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Citigroup Non-U.S. Dollar World Government Bond (All Maturities) Index (the Citigroup Non-U.S. WGBI or the Primary Benchmark). The Citigroup Non-U.S. WGBI is calculated on a market-weighted basis and includes investment-grade, fixed-rate bonds, issued by governments outside of the United States, with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. The index excludes floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. As of the date of this supplement, the Citigroup Non-U.S. WGBI includes government bonds from 21 countries. The number of countries will fluctuate depending on whether a country is meeting the inclusion criteria — market size, credit and lack of barriers-to-entry. Barriers-to-entry include, but are not limited to, government discouragement of foreign investor participation.

The table also compares the Fund's returns to a secondary benchmark, which is a weighted custom composite, established by the Investment Manager (the Blended Benchmark). The Blended Benchmark consists of a 60% weighting in the Citigroup World Government Bond (excluding the U.S. and Japan) Index (the Citigroup WGBI — ex U.S./Japan), a 20% weighting in the Citigroup Japan Government Bond Index (the Citigroup Japan GBI) and a 20% weighting in the JPMorgan Government Bond Index — Emerging Markets Global Diversified Composite (the JPM GBI EM — Global Diversified). The Citigroup WGBI — ex U.S./Japan has the same calculation and inclusion criteria as the Primary Benchmark, while excluding issues from the United States and also Japan. The Citigroup Japan GBI is a market-weighted index based on Yen-denominated debt instruments issued by the government of Japan. The JPM GBI — EM Global Diversified tracks total returns for emerging markets local-currency-denominated fixed income instruments.

The Primary Benchmark and the components of the Blended Benchmark are each "unhedged" against non-U.S. dollar denominated currency fluctuation. The Fund added the Blended Benchmark as a secondary benchmark, effective July 1, 2012, because it is representative of the Fund's investment approach.

Effective July 1, 2012, the last row of the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's prospectuses, dated October 1, 2011, entitled "Columbia International Bond Fund - Performance Information" , is deleted and replaced with the following rows:

	1 year	Life of Fund (12/1/08)
Citigroup Non-U.S. WGBI (reflects no deductions for fees, expenses or taxes)	5.21%	8.46%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)	1.02%	1.21%

Effective July 1, 2012, the last row of the table under the heading "Average Annual Total Return as of December 31, 2011," in the section of the Fund's prospectus, dated June 18, 2012, entitled "Columbia International Bond Fund - Performance Information", is deleted and replaced with the following rows:

Average Annual Total Returns (Columbia International Bond Fund)	Inception Date	1 Year	Life of Fund
Citigroup Non-U.S. WGBI (reflects no deductions for fees, expenses or taxes)	Dec 1, 2008	5.17%	7.38%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)	Dec 1, 2008	3.13%	8.49%

(Columbia International Bond Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia International Bond Fund
(the "Fund")

Supplement dated June 18, 2012 to the Fund's prospectuses
dated October 1, 2011 and June 18, 2012, as supplemented

(Replaces supplement dated March 13, 2012)

PRINCIPAL INVESTMENT STRATEGIES

The description of the Fund's principal investment strategies has been restated. Accordingly, the Fund's prospectuses will be revised as described below.

Effective immediately, the section of each prospectus of the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities.

The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The average portfolio duration will vary, based on the forecast for interest rates by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager).

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade government or corporate debt obligations, including money market instruments, of issuers located in at least three foreign countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (junk bonds).

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund's investments. The Fund also may invest in private placements.

In addition, the Investment Manager may use futures (including index and currency futures) in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure, or to increase investment flexibility (including using the derivative as a substitute for the purchase or sale of an underlying security, currency, commodity or other instrument).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Performance Information

Effective July 1, 2012, the Fund will compare its returns to a secondary benchmark. The additional benchmark will be a custom composite, consisting of three weighted component indices. Accordingly, the Fund's prospectuses will be revised as described below.

Effective July 1, 2012, the paragraph under the headings "Average Annual Total Return as of December 31, 2010," (for the prospectuses dated October 1, 2011) and "Average Annual Total Return as of December 31, 2011," (for the prospectus dated June 18, 2012) in the section of each of the Fund's prospectuses entitled "Columbia International Bond Fund - Performance Information," is deleted and replaced in its entirety with the following:

Effective July 1, 2012, the last row of the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's prospectuses, dated October 1, 2011, entitled "Columbia International Bond Fund - Performance Information" , is deleted and replaced with the following rows:

	1 year	Life of Fund (12/1/08)
Citigroup Non-U.S. WGBI (reflects no deductions for fees, expenses or taxes)	5.21%	8.46%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)	1.02%	1.21%

Effective July 1, 2012, the last row of the table under the heading "Average Annual Total Return as of December 31, 2011," in the section of the Fund's prospectus, dated June 18, 2012, entitled "Columbia International Bond Fund - Performance Information", is deleted and replaced with the following rows:

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Citigroup Non-U.S. Dollar World Government Bond (All Maturities) Index (the Citigroup Non-U.S. WGBI or the Primary Benchmark). The Citigroup Non-U.S. WGBI is calculated on a market-weighted basis and includes investment-grade, fixed-rate bonds, issued by governments outside of the United States, with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. The index excludes floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. As of the date of this supplement, the Citigroup Non-U.S. WGBI includes government bonds from 21 countries. The number of countries will fluctuate depending on whether a country is meeting the inclusion criteria — market size, credit and lack of barriers-to-entry. Barriers-to-entry include, but are not limited to, government discouragement of foreign investor participation.

The table also compares the Fund's returns to a secondary benchmark, which is a weighted custom composite, established by the Investment Manager (the Blended Benchmark). The Blended Benchmark consists of a 60% weighting in the Citigroup World Government Bond (excluding the U.S. and Japan) Index (the Citigroup WGBI — ex U.S./Japan), a 20% weighting in the Citigroup Japan Government Bond Index (the Citigroup Japan GBI) and a 20% weighting in the JPMorgan Government Bond Index — Emerging Markets Global Diversified Composite (the JPM GBI EM — Global Diversified). The Citigroup WGBI — ex U.S./Japan has the same calculation and inclusion criteria as the Primary Benchmark, while excluding issues from the United States and also Japan. The Citigroup Japan GBI is a market-weighted index based on Yen-denominated debt instruments issued by the government of Japan. The JPM GBI — EM Global Diversified tracks total returns for emerging markets local-currency-denominated fixed income instruments.

The Primary Benchmark and the components of the Blended Benchmark are each "unhedged" against non-U.S. dollar denominated currency fluctuation. The Fund added the Blended Benchmark as a secondary benchmark, effective July 1, 2012, because it is representative of the Fund's investment approach.

Average Annual Total Returns (Columbia International Bond Fund)	Inception Date	1 Year	Life of Fund
Citigroup Non-U.S. WGBI (reflects no deductions for fees, expenses or taxes)	Dec 1, 2008	5.17%	7.38%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)	Dec 1, 2008	3.13%	8.49%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia International Bond Fund))	0 Months Ended
Jun. 18, 2012
Citigroup Non-U.S. WGBI (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.17%
Life of Fund	7.38%
Inception Date	Dec 1, 2008
Blended Benchmark (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.13%
Life of Fund	8.49%
Inception Date	Dec 1, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 18, 2012
Prospectus Date	rr_ProspectusDate	Jun 18, 2012
(Columbia International Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST I

Columbia International Bond Fund
(the "Fund")

Supplement dated June 18, 2012 to the Fund's prospectuses
dated October 1, 2011 and June 18, 2012, as supplemented

(Replaces supplement dated March 13, 2012)

PRINCIPAL INVESTMENT STRATEGIES

The description of the Fund's principal investment strategies has been restated. Accordingly, the Fund's prospectuses will be revised as described below.

Effective immediately, the section of each prospectus of the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities.

The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The average portfolio duration will vary, based on the forecast for interest rates by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager).

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade government or corporate debt obligations, including money market instruments, of issuers located in at least three foreign countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (junk bonds).

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund's investments. The Fund also may invest in private placements.

In addition, the Investment Manager may use futures (including index and currency futures) in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure, or to increase investment flexibility (including using the derivative as a substitute for the purchase or sale of an underlying security, currency, commodity or other instrument).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Performance Narrative Supplement [Text Block]	columbia_SupplementTextBlock_02

Performance Information

Effective July 1, 2012, the Fund will compare its returns to a secondary benchmark. The additional benchmark will be a custom composite, consisting of three weighted component indices. Accordingly, the Fund's prospectuses will be revised as described below.

Effective July 1, 2012, the paragraph under the headings "Average Annual Total Return as of December 31, 2010," (for the prospectuses dated October 1, 2011) and "Average Annual Total Return as of December 31, 2011," (for the prospectus dated June 18, 2012) in the section of each of the Fund's prospectuses entitled "Columbia International Bond Fund - Performance Information," is deleted and replaced in its entirety with the following:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Citigroup Non-U.S. Dollar World Government Bond (All Maturities) Index (the Citigroup Non-U.S. WGBI or the Primary Benchmark). The Citigroup Non-U.S. WGBI is calculated on a market-weighted basis and includes investment-grade, fixed-rate bonds, issued by governments outside of the United States, with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. The index excludes floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. As of the date of this supplement, the Citigroup Non-U.S. WGBI includes government bonds from 21 countries. The number of countries will fluctuate depending on whether a country is meeting the inclusion criteria — market size, credit and lack of barriers-to-entry. Barriers-to-entry include, but are not limited to, government discouragement of foreign investor participation.

The table also compares the Fund's returns to a secondary benchmark, which is a weighted custom composite, established by the Investment Manager (the Blended Benchmark). The Blended Benchmark consists of a 60% weighting in the Citigroup World Government Bond (excluding the U.S. and Japan) Index (the Citigroup WGBI — ex U.S./Japan), a 20% weighting in the Citigroup Japan Government Bond Index (the Citigroup Japan GBI) and a 20% weighting in the JPMorgan Government Bond Index — Emerging Markets Global Diversified Composite (the JPM GBI EM — Global Diversified). The Citigroup WGBI — ex U.S./Japan has the same calculation and inclusion criteria as the Primary Benchmark, while excluding issues from the United States and also Japan. The Citigroup Japan GBI is a market-weighted index based on Yen-denominated debt instruments issued by the government of Japan. The JPM GBI — EM Global Diversified tracks total returns for emerging markets local-currency-denominated fixed income instruments.

The Primary Benchmark and the components of the Blended Benchmark are each "unhedged" against non-U.S. dollar denominated currency fluctuation. The Fund added the Blended Benchmark as a secondary benchmark, effective July 1, 2012, because it is representative of the Fund's investment approach.

Performance Narrative Supplement - Text Block	columbia_SupplementTextBlock_03

Effective July 1, 2012, the last row of the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's prospectuses, dated October 1, 2011, entitled "Columbia International Bond Fund - Performance Information" , is deleted and replaced with the following rows:

	1 year	Life of Fund (12/1/08)
Citigroup Non-U.S. WGBI (reflects no deductions for fees, expenses or taxes)	5.21%	8.46%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)	1.02%	1.21%

Effective July 1, 2012, the last row of the table under the heading "Average Annual Total Return as of December 31, 2011," in the section of the Fund's prospectus, dated June 18, 2012, entitled "Columbia International Bond Fund - Performance Information", is deleted and replaced with the following rows:

(Columbia International Bond Fund) | Citigroup Non-U.S. WGBI (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.17%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2008
(Columbia International Bond Fund) | Blended Benchmark (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2008